THE ALGER FUNDS

Alger Capital Appreciation Fund

Alger International Focus Fund

Alger Mid Cap Growth Fund

Alger Mid Cap Focus Fund

Alger Weatherbie Specialized Growth Fund

Alger Small Cap Growth Fund

Alger Small Cap Focus Fund

Alger Health Sciences Fund

Alger Growth & Income Fund

Alger 35 Fund

THE ALGER INSTITUTIONAL FUNDS

Alger Capital Appreciation Institutional Fund

Alger Focus Equity Fund

Alger Mid Cap Growth Institutional Fund

Alger Small Cap Growth Institutional Fund

ALGER GLOBAL FOCUS FUND

THE ALGER FUNDS II

Alger Spectra Fund

Alger Responsible Investing Fund

Alger Dynamic Opportunities Fund

Alger Emerging Markets Fund

THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio

Alger Large Cap Growth Portfolio

Alger Mid Cap Growth Portfolio

Alger Weatherbie Specialized Growth Portfolio

Alger Small Cap Growth Portfolio

Alger Growth & Income Portfolio

Alger Balanced Portfolio

THE ALGER ETF TRUST

Alger 35 ETF

Alger Mid Cap 40 ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 29, 2021 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)

of each Fund

On November 22, 2021, each Fund’s investment adviser, Fred Alger Management, LLC (the “Adviser”), and each Fund’s distributor, Fred Alger & Company, LLC (the “Distributor” and together with the Adviser, “Alger”), will be relocating offices.

As a result of this change, effective November 22, 2021, all references in the Funds’ Summary Prospectuses, Prospectuses and SAI to Alger’s former address at 360 Park Avenue South, New York, NY 10010 shall be deleted and replaced with the following new address:

100 Pearl Street, 27th Floor

New York, NY 10004

Shareholders should retain this Supplement for future reference.

Global Focus-Retail 102921

S-Global Focus-Instl. 102921

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S-TAF Retail 102921

S-TAF-Instl. 102921

S-TAFSAI 102921

S-TAFII-Retail 102921

S-TAFII-INST 102921

S-TAFIISAI 102921

S-TAIF-Retail 102921

S-TAIF-Instl. 102921

S-(ISAI) 102921

S-APPI-2 102921

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S-APPSAI 102921

S-ETF 102921

S-ETFSAI 102921

S-GlobalFocus 102921

S-GblFocusIns 102921

S-GblFocusZ 102921

S-35FundZ 102921

S-CapApp 102921

S-CapAppZ 102921

S-GthInc 102921

S-GthIncZ 102921

S-HealthAC 102921

S-HealthZ 102921

S-IntFocusABC 102921

S-IntFocusIns 102921

S-IntFocus 102921

S-MCFAC 102921

S-Mid Focus I 102921

S-MCFY 102921

S-Mid Focus Z 102921

S-MidCapABC 102921

S-MidCapZ 102921

S-SmallFocusAC 102921

S-SmallFocus I 102921

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S-SmallFocusZ 102921

S-SmallCapABC 102921

S-SmallCapZ 102921

S-WSG AC 102921

S-WSG I 102921

S-WSG Y 102921

S-WSG Z 102921

S-DynOppZ 102921

S-EmergMkt 102921

S-EmergMktIns 102921

S-EmergMktZ 102921

S-DynOpp 102921

S-RespAC 102921

S-RespI 102921

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S-Spectra 102921

S-SpectraIns 102921

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S-SpectraZ 102921

S-CapAppIR 102921

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S-FocusEquityAC 102921

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S-MidCapIR 102921

S-MidCapInsZ-2 102921

S-SmallCapIns 102921

S-SmallCapInsZ-2 102921

S-BalancedI-2 102921

S-CapAppI-2 102921

S-CapAppS 102921

S-GrIncI-2 102921

S-LargeCapI-2 102921

S-LargeCapS 102921

S-MidCapI-2 102921

S-MidCapS 102921

S-SmallCapI-2 102921

S-WSGI-2 102921

S-35ETF 102921

S-MCETF 102921